Notes Receivable (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 Loan	Dec. 31, 2010 Loan	Sep. 30, 2011	Dec. 31, 2009	Dec. 31, 2008
Notes Receivables (Textual) [Abstract]
Number of loans receivable outstanding	6	8
Non-discretionary commitments	$ 6,000,000	$ 4,000,000
Loan receivable amount				19,000,000
Loan foreclosure	0	18,988,000
Mortgage loan on real estate days delinquent	90 days	90 days
Face value of note receivable sold, including accrued interest	11,800,000
Sale proceeds on note receivable	6,800,000
Reserve included in other expenses	5,000,000
Loan receivable with carrying value	173,520,000	10,800,000
Loan loss reserve	10,806,000	10,806,000		10,806,000	5,400,000
Mortgages	84,541,000
Maturity date of the principal amount	9/30/2011
Principal amount of loans subject to delinquent principal or interest			$ 9,300,000